Stockholders' equity (deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Company Recognized Stock-Based Compensation Expense

For the three and nine months ended September 30, 2019 and 2018, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Cost of services	$584	$(2,807)	$1,146	$924
Research and development	20,175	56,961	55,635	187,512
General and administrative	65,318	141,974	202,696	434,314
Sales and marketing	5,090	10,523	15,694	35,981
	$91,167	$206,651	$275,171	$658,731

For the years ended December 31, 2018 and 2017, the Company recognized stock compensation expense as follows:

	Year Ended December 31,
	2018	2017
Cost of services	$964	$13,776
Research and development	241,122	237,103
General and administrative	574,244	603,787
Sales and marketing	45,951	56,732
	$862,281	$911,398

Schedule of Warrants to Purchase Shares of Common Stock

At September 30, 2019 and December 31, 2018, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at
Issuance	Exercise Price	Expiration	September 30, 2019 (1)	December 31, 2018 (1)
November 2009	$3,955.00	November 2019	17	17
January 2010	$3,955.00	January 2020	17	17
March 2010	$3,955.00	March 2020	7	7
November 2011	$3,955.00	November 2021	15	15
December 2011	$3,955.00	December 2021	2	2
March 2012	$54,950.00	March 2019	—	8
February 2015	$3,300.00	February 2025	451	451
May 2015	$3,300.00	May 2020	6,555	6,555
May 2016	$656.00	May 2021	9,483	9,483
June 2016	$656.00	May 2021	4,102	4,102
June 2017	$390.00	June 2022	938	938
July 2017	$345.00	July 2022	318	318
July 2017	$250.00	July 2022	2,501	2,501
July 2017	$212.60	July 2022	50,006	50,006
February 2018	$81.20	February 2023	9,232	9,232
February 2018	$65.00	February 2023	92,338	92,338
			175,982	175,990
(1)	Warrants to purchase fractional shares of common stock resulting from the reverse stock split on August 29, 2019 were rounded up to the next whole share of common stock on a holder by holder basis.

At December 31, 2018 and 2017, the following warrants to purchase shares of common stock were outstanding:

			Outstanding at December 31,
Issuance	Exercise Price	Expiration	2018 (1)	2017 (1)
March 2008	$19,763.50	March 2018	—	2
November 2009	$197.75	November 2019	270	270
January 2010	$197.75	January 2020	270	270
March 2010	$197.75	March 2020	55	55
November 2011	$197.75	November 2021	212	212
December 2011	$197.75	December 2021	27	27
March 2012	$2,747.50	March 2019	165	165
February 2015	$165.00	February 2025	9,001	9,001
May 2015	$165.00	May 2020	138,310	138,310
May 2016	$32.81	May 2021	189,577	189,577
June 2016	$32.81	May 2021	82,035	82,035
June 2017	$19.50	June 2022	18,754	18,754
July 2017	$17.25	July 2022	6,350	6,350
July 2017	$12.50	July 2022	50,000	50,000
July 2017	$10.625	July 2022	1,000,003	1,000,003
February 2018	$4.06	February 2023	184,615	—
February 2018	$3.25	February 2023	1,846,153	—
			3,525,797	1,495,031

Summary of Status of Options Granted

A summary of the status of options granted is presented below as of and for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2017	119,106	$44.00	8.6	$663,298
Granted	58,324	$17.58
Exercised	(1,167)	$7.01		$11,256
Forfeited	(24,538)	$36.31
Expired	(12,330)	$83.49
Outstanding at December 31, 2017	139,395	$31.16	8.3	$37,339
Granted	95,800	$3.84
Exercised	—	—
Forfeited	(18,812)	$11.98
Expired	(4,824)	$56.12
Outstanding at December 31, 2018	211,559	$20.58	7.6	$522
Vested and expected to vest	211,559	$20.58	7.6	$522
Exercisable at December 31, 2018	10,445	$1.25	5.3	$522

Schedule of Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model

The fair value of each option grant was estimated at the date of grant using the Black-Scholes option pricing model based on the assumptions below:

Year Ended December 31,
	2018	2017
Annual dividend	—	—
Expected life (in years)	5.25 - 6.25	5.25 - 6.25
Risk free interest rate	2.5 - 2.9%	1.8 - 2.3%
Expected volatility	46.0 - 49.6%	44.2 - 53.0%

Summary of Status of Restricted Stock Unit Granted

A summary of the status of restricted stock units granted is presented below as of and for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2017	750	$42.50
Granted	11,175	$6.93
Vested	(6,025)	$8.01
Forfeited	—	—
Unvested at December 31, 2017	5,900	$31.16
Granted	—	—
Vested	(5,650)	$8.93
Forfeited	—	—
Unvested at December 31, 2018	250	$42.50